INTANGIBLE ASSETS - Summary Of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 122,000		¥ 122,000
Accumulated amortization	(3,890)		(3,112)
Net carrying amount	118,110	$ 16,635	118,888
TJ103
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,670		11,670
Accumulated amortization	(3,890)		(3,112)
Net carrying amount	7,780	1,096	8,558
IPR And D TJ101
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	110,330		110,330
Accumulated amortization	0		0
Net carrying amount	¥ 110,330	$ 15,539	¥ 110,330